Loans Receivable - Schedule of Loans Receivable (Details) - USD ($)		Sep. 30, 2020		Sep. 30, 2019		Sep. 30, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		$ 14,467,722,000		$ 13,312,388,000
Ratio of loan type to all loans		100.00%		100.00%
Allowance for loan losses		$ 166,955,000	[1]	$ 131,534,000	[1]	$ 129,257,000
Loans in process		1,456,072,000		1,201,341,000
Net deferred fees, costs and discounts		52,378,000		48,938,000
Total loan contra accounts		1,675,405,000		1,381,813,000
Net loans	[1]	12,792,317,000		11,930,575,000
Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		$ 8,163,029,000		$ 6,564,698,000
Ratio of loan type to all loans		56.30%		49.30%
Allowance for loan losses		$ 109,923,000		$ 93,470,000		88,178,000
Commercial loans | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		$ 1,538,762,000		$ 1,422,674,000
Ratio of loan type to all loans		10.60%		10.70%
Allowance for loan losses		$ 13,853,000		$ 7,391,000		8,329,000
Commercial loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		$ 1,895,086,000		$ 1,631,170,000
Ratio of loan type to all loans		13.10%		12.30%
Allowance for loan losses		$ 22,516,000		$ 13,170,000		11,852,000
Commercial loans | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		$ 2,132,160,000		$ 1,268,695,000
Ratio of loan type to all loans		14.70%		9.50%
Allowance for loan losses		$ 38,665,000		$ 31,450,000		28,702,000
Commercial loans | Commercial & industrial | SBA Payroll Protection Program, CARES Act
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		762,004,000
Allowance for loan losses		0
Net loans		745,081,000
Commercial loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		$ 2,403,276,000		$ 2,038,052,000
Ratio of loan type to all loans		16.60%		15.30%
Allowance for loan losses		$ 24,156,000		$ 32,304,000		31,317,000
Commercial loans | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		$ 193,745,000		$ 204,107,000
Ratio of loan type to all loans		1.30%		1.50%
Allowance for loan losses		$ 10,733,000		$ 9,155,000		7,978,000
Consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		$ 6,304,693,000		$ 6,747,690,000
Ratio of loan type to all loans		43.70%		50.70%
Allowance for loan losses		$ 57,032,000		$ 38,064,000		41,079,000
Consumer loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		$ 674,879,000		$ 540,741,000
Ratio of loan type to all loans		4.70%		4.10%
Allowance for loan losses		$ 3,555,000		$ 1,369,000		1,842,000
Consumer loans | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		$ 5,304,689,000		$ 5,835,194,000
Ratio of loan type to all loans		36.70%		43.80%
Allowance for loan losses		$ 45,186,000		$ 30,988,000		33,033,000
Consumer loans | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		$ 102,263,000		$ 99,694,000
Ratio of loan type to all loans		0.70%		0.70%
Allowance for loan losses		$ 2,729,000		$ 2,143,000		2,164,000
Consumer loans | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		$ 139,703,000		$ 142,178,000
Ratio of loan type to all loans		1.00%		1.10%
Allowance for loan losses		$ 2,571,000		$ 1,103,000		781,000
Consumer loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		$ 83,159,000		$ 129,883,000
Ratio of loan type to all loans		0.60%		1.00%
Allowance for loan losses		$ 2,991,000		$ 2,461,000		$ 3,259,000

[1]	Effective October 1, 2019, the Company has applied FASB ASU 2016-13, Financial Instruments - Credit Losses ("ASC 326"), which requires the use of the current expected credit loss methodology ("CECL"). Prior to October 1, 2019, the calculation was based on incurred loss methodology. See Note E "Allowance for Loan Losses" for details.